Other Liabilities	12 Months Ended
Dec. 31, 2019
Other liabilities
Other Liabilities

25. Other liabilities

The breakdown of Other liabilities is as follows:

	12/31/2018	12/31/2019

Sundry creditors	6,788	9,025
Cash balances undrawn	3,894	155
Accrued personnel obligations	3,735	4,388
Other obligations	2,337	2,288
Credit and debit card operation balances	2,101	2,435
	18,855	18,291